Preferred Stock - Additional Information (Detail) (USD $)	1 Months Ended						9 Months Ended		12 Months Ended
	Dec. 31, 2012	Nov. 30, 2012	Oct. 31, 2012	Sep. 30, 2012	Aug. 31, 2012	Jul. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2010	Mar. 02, 2010
Class of Stock [Line Items]
Series A convertible preferred stock, authorize									0	36,034,630		36,034,630
Series A preferred stock and warrants, issued												33,898,990
Purchase of additional Series A shares												2,135,640
Series A shares and warrants issue price per share												$ 2.95
Total proceeds from preferred stock at fair value									$ 99,500,000
Total issuance cost of preferred stock									500,000
Fair value of additional warrants, Series A									1,300,000
Decrease in fair value of the warrant liability											207,000
Purchases of Series A convertible preferred stock	957,771	657,700	371,665	992,014	2,179,900		5,159,050
Total consideration for purchases of Series A convertible preferred stock						108,000,000
Consideration for purchases of Series A convertible preferred stock in cash								108,000,000	108,000,000
Issuance of convertible subordinated promissory notes in the aggregate principal amount						68,000,000
Series A Warrant
Class of Stock [Line Items]
Total proceeds from Series A warrants at fair value									1,300,000
Risk-free interest rate									0.14%
Volatility rate									53.00%
Dividend rate									4.00%
Contractual life									3 months 18 days
Series A Preferred Stock
Class of Stock [Line Items]
Total proceeds from preferred stock at fair value									6,300,000
Total proceeds from Series A Preferred Stock									98,200,000
Purchases of Series A convertible preferred stock						12,041,700
Purchases price of Series A convertible preferred stock, per share						$ 8.97
Total consideration for purchases of Series A convertible preferred stock						108,000,000
Consideration for purchases of Series A convertible preferred stock in cash						40,000,000
Issuance of convertible subordinated promissory notes in the aggregate principal amount						$ 68,000,000